LEASE LIABILITIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
LEASE LIABILITIES

11 LEASE LIABILITIES

Set out below are the carrying amounts of lease liabilities and the movements during the years:

	2023	2024
	S$	S$

At beginning of year	14,419	6,324
Addition in the year	-	34,740
Currency realignment	(653)	23
Interest charged (Note 20)	499	629
Payment made	(7,941)	(10,426)
At end of year	6,324	31,290

Presentation on

Consolidated Statements of Financial Positions:

	2023	2024
	S$	S$

Current	6,324	8,262
Non-current	-	23,028
Total	6,324	31,290

The effective interest rate applied to the lease liabilities recognized in the statements of financial positions is 4.73% (2023: 4.73%) per annum.

Lease liabilities consist a financial lease secured over a motor vehicle, and operating lease for an office premises which is recognized as right-of-use assets classified within “ property, plant and equipment”.

Total cash outflow for leases amounts to S$13,641 (2023: S$9,644) (including low-value assets rental).

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2022, 2023 and 2024